Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Geographical Information [Line Items]
Total revenues	$ 2,166.8	$ 2,064.9	$ 1,994.8
Americas
Schedule Of Geographical Information [Line Items]
Total revenues	922.8	929.8	912.7
Europe, Middle East and Africa
Schedule Of Geographical Information [Line Items]
Total revenues	980.8	891.4	849.9
Asia Pacific
Schedule Of Geographical Information [Line Items]
Total revenues	$ 263.2	$ 243.7	$ 232.2